Valuation and Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)
Valuation and Qualifying Accounts and Reserves
(Schedule II)
Changes in the allowance for doubtful accounts were as follows:

(thousands of dollars)	2013	2012	2011
Beginning balance	$47,667	$51,747	$59,310
Amount acquired through acquisitions	896	226	462
Bad debt expense	31,192	20,922	25,078
Uncollectible accounts written off, net of recoveries	(25,295)	(25,228)	(33,103)
Ending balance	$54,460	$47,667	$51,747